PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2022	Jan. 01, 2023	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Decrease in depreciation expense		$ 5.0
Contractual purchase obligations outstanding		$ 168.5	$ 104.7
Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	10 years	15 years